Significant Accounting Policies (Details 3) (Payment processing service providers)	Dec. 31, 2014
Minimum
Allowance for doubtful accounts
Payment processing fee, percent of revenues	1.40%
Maximum
Allowance for doubtful accounts
Payment processing fee, percent of revenues	15.00%